Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Notes Payable

11.	Notes Payable

As of March 31, 2026 and December 31, 2025 notes payable consisted of the following:

	March 31, 2026	December 31, 2025

Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$272,981	$285,666
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	5,685,501	5,840,539
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated September 20, 2024, which matures on September 19, 2025 and bears interest of 19%	13,945	27,892
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 12%	-	65,326
Secured promissory note dated April 2025, which matures in August 2026 and bears interest of 20%	308,989	308,989
Secured promissory note dated May 2025, which matures in April 2027 and bears interest of 16%	38,390	46,344
Total Notes payable	$10,529,806	$10,784,756
Less current portion	(864,557)	(1,001,395)

Total notes payable, net of current	$9,665,249	$9,783,361

A reconciliation of the beginning and ending balances of notes payable for the three months ended March 31, 2026 and year ended December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Balance as of beginning of period	$10,784,756	$10,584,037
Modification of notes payable and warrants	(217,255)	-
Non-cash note additions	-	245,050
Financed equipment	-	433,112
Financing arrangements	-	-

Amortization of debt discount	212,217	993,024
Resale of note payable to related party	-	(350,000)
Interest classified to debt	-	89,089

Non-cash note repayment	-	(50,423)
Cash repayments	(249,912)	(1,159,133)
Balance as of end of period	$10,529,806	$10,784,756

On May 25, 2023, the Company entered into a Loan Agreement with ADSB for a total of $7,000,000 which is zero-interest bearing. The loan was issued in connection with 5,687,500 detached warrants which are immediately exercisable at a price of CAD$0.80 per share (USD $0.60) for a period of 60 months from the date of issuance. Upon full repayment of the loan, which is expected in 2028 the Company will transfer 720,000 Class A Units of ADSB to the lender. Both the warrants and the ADSB transfer were determined to create a debt discount totaling $3,809,659 that is amortized over the term of the loan. During the years ended December 31, 2025 and 2024, amortization of the debt discount of $993,024 and $993,824, respectively, were recorded. On February 27, 2026, Anderson Development SB, LLC, a subsidiary of the Company, entered into Amendment No. 1 to its Loan Agreement and Promissory Note Secured by Deed of Trust with Arbor Ranch SB, LLC (the “Lender”), originally dated May 25, 2023, pursuant to which the Lender had loaned the Borrower up to $7,000,000. The Amendment modifies the repayment schedule, providing for twelve monthly installments of $50,000 for calendar year 2026, totaling $600,000, with the first payment of $150,000 due March 15, 2026 (covering January, February, and March 2026). Normal repayment terms resume January 1, 2027, and the Borrower shall make a one-time catch-up payment of $484,638 on August 30, 2027. The Lender also waived all events of default existing as of the date of the Amendment. Concurrently, the Company amended and restated a warrant to purchase common stock originally issued to James Shields on May 25, 2023, reducing the exercise price to CAD$0.30 per share and extending the exercise period by five years from February 27, 2026. This was determined to represent a modification of note payable and related warrants. An increase to the debt discount of $217,255 was recorded upon modification and will be amortized to interest expense over the remaining life of the note.

On September 30, 2023, the Company entered into a Loan Agreement with the Salisbury Canyon Ranch, LLC for a total of $4,199,000 which bears interest at 4% per annum. The Company will make interest-only payments for a period of three years at which point blended interest and principal payments will be made for an additional two years, with a balloon payment due at that time.

12.	Notes Payable

As of December 31, 2025 and 2024 notes payable consisted of the following:

	December 31, 2025	December 31, 2024

Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$285,666	$225,140
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	5,840,539	4,846,714
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated July 8, 2024, which matures in June 2025 and bears interest of 15%	-	249,900
Secured promissory note dated July 3, 2024, which matures in July 2026 and bears interest of 10%	-	1,000,000
Secured promissory note dated September 20, 2024, which matures on September 19, 2025 and bears interest of 19%	27,892	52,283
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 12%	65,326	-
Secured promissory note dated April 2025, which matures in August 2026 and bears interest of 20%	308,989	-
Secured promissory note dated May 2025, which matures in April 2027 and bears interest of 16%	46,344	-
Total Notes payable	$10,784,756	$10,584,037
Less current portion	(1,001,395)	(1,337,490)

Total notes payable, net of current	$9,783,361	$9,246,547

A reconciliation of the beginning and ending balances of notes payable for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Balance as of beginning of period	$10,584,037	$8,884,513
Proceeds from notes payable	-	1,325,574
Non-cash note additions	245,050	-
Financed equipment	433,112	-
Financing arrangements	-	241,898
Amortization of debt discount	993,024	993,823
Resale of note payable to related party	(350,000)	(472,000)
Interest classified to debt	89,089	80,058
Non-cash note repayment	(50,423)	-
Cash repayments	(1,159,133)	(469,829)
Balance as of end of period	$10,784,756	$10,584,037

On May 25, 2023, the Company entered into a Loan Agreement with ADSB for a total of $7,000,000 which is zero-interest bearing. The loan was issued in connection with 5,687,500 detached warrants which are immediately exercisable at a price of CAD$0.80 per share (USD $0.60) for a period of 60 months from the date of issuance. Upon full repayment of the loan, which is expected in 2028 the Company will transfer 720,000 Class A Units of ADSB to the lender. Both the warrants and the ADSB transfer were determined to create a debt discount totaling $3,809,659 that is amortized over the term of the loan. During the years ended December 31, 2025 and 2024, amortization of the debt discount of $993,024 and $993,824, respectively, were recorded. On February 27, 2026, Anderson Development SB, LLC, a subsidiary of the Company, entered into Amendment No. 1 to its Loan Agreement and Promissory Note Secured by Deed of Trust with Arbor Ranch SB, LLC (the “Lender”), originally dated May 25, 2023, pursuant to which the Lender had loaned the Borrower up to $7,000,000. The Amendment modifies the repayment schedule, providing for twelve monthly installments of $50,000 for calendar year 2026, totaling $600,000, with the first payment of $150,000 due March 15, 2026 (covering January, February, and March 2026). Normal repayment terms resume January 1, 2027, and the Borrower shall make a one-time catch-up payment of $484,638 on August 30, 2027. The Lender also waived all events of default existing as of the date of the Amendment. Concurrently, the Company amended and restated a warrant to purchase common stock originally issued to James Shields on May 25, 2023, reducing the exercise price to CAD$0.30 per share and extending the exercise period by five years from February 27, 2026.

On September 30, 2023, the Company entered into a Loan Agreement with the Salisbury Canyon Ranch, LLC for a total of $4,199,000 which bears interest at 4% per annum. The Company will make interest-only payments for a period of three years at which point blended interest and principal payments will be made for an additional two years, with a balloon payment due at that time.